CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - shares	Sep. 30, 2020	Dec. 31, 2019
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Common stock subject to possible redemption, shares	5,090,066	0